VAN KAMPEN
                              SMALL CAPITALIZATION
                                      FUND

                                 Annual Report
                                October 31, 1998

                                     LOGO:
                                   VAN KAMPEN
                                     FUNDS

                      Van Kampen Small Capitalization Fund
                            Portfolio of Investments
                                October 31, 1998
Description                                                           Shares              Market Value
Common Stock 94.9%
Consumer Distribution 6.2%
Americredit Corp. (a)                                                  8,400                $  114,450
BJ's Wholesale Club, Inc. (a)                                          1,400                    50,050
Brightpoint, Inc. (a)                                                 17,200                   201,025
DIMON, Inc.                                                            2,300                    29,325
Food Lion, Inc.                                                        9,200                   100,625
Homebase, Inc. (a)                                                     1,400                     9,625
HON Industries, Inc.                                                   8,200                   175,275
Hughes Supply, Inc.                                                    3,000                    80,438
Lear Seating Corp. (a)                                                 2,000                    64,250
Lexmark International Group, Inc., Class A (a)                         3,000                   208,125
Meyer (Fred), Inc. Delaware (a)                                        2,800                   149,275
Neiman-Marcus Group, Inc. (a)                                          1,800                    39,375
Premark International, Inc.                                            4,600                   144,900
Rite Aid Corp.                                                         9,200                   373,750
Safeway, Inc. (a)                                                     13,700                   654,175
Saks, Inc. (a)                                                         4,566                    95,886
School Specialty, Inc. (a)                                               294                     4,667
Supervalue, Inc.                                                       4,600                   115,575
Tech Data Corp. (a)                                                    2,300                    92,575
TJX Cos., Inc.                                                        31,200                   588,900
U.S. Office Products Co. (a)                                             662                     4,800
Zale Corp. (a)                                                         2,900                    69,238
                                                                                           -----------
                                                                                             3,366,304
                                                                                           -----------

Consumer Durables 3.2%
Arvin Industries, Inc.                                                 9,900                   393,525
Borg Warner Automotive, Inc.                                           3,700                   174,363
Callaway Golf Co.                                                      2,800                    30,450
Furniture Brands International, Inc. (a)                              13,800                   296,700
Galoob Toys, Inc. (a)                                                    200                     2,388
Harman International Industries, Inc.                                  1,100                    43,931
Mohawk Industries, Inc. (a)                                           11,700                   353,194
Snap-On, Inc.                                                          9,600                   339,600
SPX Corp. (a)                                                            784                    43,022
Sturm Ruger & Co., Inc.                                                3,700                    51,106
                                                                                           -----------
                                                                                             1,728,279
                                                                                           -----------
Consumer Non-Durables 8.2%
Alberto Culver Co., Class B                                           3,800                    101,413
American Greetings Corp., Class A                                     6,900                    281,175
Borders Group, Inc. (a)                                               4,600                    114,138
Brown Group, Inc.                                                     8,000                    126,500
Burlington Industries, Inc. (a)                                       9,200                     85,100
Dean Foods Co.                                                        4,600                    216,200
Donnkenny, Inc. (a)                                                  11,500                     15,813
Fossil, Inc. (a)                                                     20,000                    366,250

                                               See Notes to Financial Statements
                                       1

                      Van Kampen Small Capitalization Fund
                      Portfolio of Investments (Continued)
                                October 31, 1998
Description                                                           Shares              Market Value
Consumer Non-Durables (Continued)
Fruit of the Loom, Inc. (a)                                           6,100                 $   94,931
Griffon Corp. (a)                                                    10,700                    107,000
Guilford Mills, Inc.                                                 20,700                    266,513
Herbalife International, Inc., Class A                                3,700                     42,087
Herbalife International, Inc., Class B                                7,400                     69,375
Jones Apparel Group, Inc. (a)                                         5,000                     88,438
Lancaster Colony Corp.                                                4,800                    144,450
Liz Claiborne, Inc.                                                   5,500                    166,375
McCormick & Co., Inc.                                                 2,300                     70,869
Michael Foods, Inc.                                                   5,000                    116,875
Nautica Enterprises, Inc. (a)                                        12,400                    263,500
Oxford Industries, Inc.                                               6,000                    169,875
Reebok International Ltd. (a)                                         4,600                     78,200
Revlon, Inc., Class A (a)                                             2,800                     53,025
Russ Berrie & Co., Inc.                                               9,200                    180,550
Russell Corp.                                                        14,400                    351,000
Scotts Co., Class A (a)                                               3,000                     99,375
Smithfield Foods, Inc. (a)                                           13,800                    269,100
St John Knits, Inc.                                                   3,400                     69,063
Tultex Corp. (a)                                                     39,100                     51,319
Unifi, Inc.                                                           8,600                    141,363
Westpoint Stevens, Inc. (a)                                          10,800                    303,075
                                                                                           -----------
                                                                                             4,502,947
                                                                                           -----------
Consumer Services 5.7%
Amresco, Inc. (a)                                                     9,200                     64,113
APAC Teleservices, Inc. (a)                                           1,400                      8,488
Applebee's International, Inc.                                        1,800                     35,775
Banta Corp.                                                           6,900                    169,050
CD Radio, Inc. (a)                                                   10,000                    307,500
Darden Restaurants, Inc.                                             10,000                    166,875
Firstplus Financial Group, Inc. (a)                                   2,300                      9,775
Imperial Credit Industries, Inc. (a)                                  8,000                     51,000
International Game Technology                                         4,600                    102,638
King World Productions, Inc. (a)                                     18,400                    484,150
Labor Ready, Inc. (a)                                                10,000                    178,750
Media General, Inc., Class A                                          2,400                    106,500
MGM Grand, Inc. (a)                                                   2,054                     53,404
Navigant International, Inc. (a)                                        264                      1,485
New York Times Co., Class A                                          12,800                    361,600
Norrell Corp.                                                         4,200                     56,700
Ogden Corp.                                                           5,000                    134,688
Papa John's International, Inc. (a)                                   6,550                    252,994
Promus Hotel Corp. (a)                                                3,052                     91,941
Sonic Corp. (a)                                                       4,200                     80,850
Stewart Enterprises, Inc., Class A                                    4,600                    107,238
Sunburst Hospitality Corp. (a)                                        1,233                      4,932

                                               See Notes to Financial Statements
                                       2

                      Van Kampen Small Capitalization Fund
                      Portfolio of Investments (Continued)
                                October 31, 1998
Description                                                           Shares              Market Value
Consumer Services (Continued)
Valassis Communications, Inc. (a)                                     3,200                 $  127,200
Vistana, Inc. (a)                                                    15,000                    165,000
Workflow Management, Inc. (a)                                           353                      2,008
                                                                                           -----------
                                                                                             3,124,654
                                                                                           -----------
Energy 8.0%
Apache Corp.                                                          5,100                    145,988
Ashland, Inc.                                                         3,200                    153,600
BJ Services Co. (a)                                                   1,200                     23,775
Canadian Occidental Petroleum Ltd.                                    3,700                     56,194
Cliffs Drilling Co. (a)                                               2,800                     63,000
Devon Energy Corp.                                                    2,300                     78,488
Dynegy, Inc.                                                          4,600                     68,713
El Paso Energy Co.                                                    9,400                    330,763
KeySpan Energy Corp.                                                 25,908                    769,144
MCN Corp.                                                               500                      9,750
Murphy Oil Corp.                                                      2,300                     95,163
National Fuel Gas Co.                                                 2,300                    108,675
Newfield Exploration Co. (a)                                          1,800                     44,100
NICOR, Inc.                                                             500                     21,313
Offshore Logistics, Inc. (a)                                          4,600                     71,300
ONEOK, Inc.                                                          11,200                    382,900
Pennzoil Co.                                                          3,200                    116,400
Pool Energy Services Co. (a)                                         11,500                    150,938
R&B Falcon Corp. (a)                                                  1,652                     22,199
Schlumberger Ltd.                                                     3,776                    196,824
Seagull Energy Corp. (a)                                              3,488                     41,856
Smith International, Inc. (a)                                         2,300                     81,650
Tesoro Petroleum Corp. (a)                                           14,200                    210,338
Tidewater, Inc.                                                       2,300                     64,688
Valero Energy Corp.                                                   5,800                    146,450
Vintage Petroleum, Inc.                                              13,800                    175,950
Washington Gas & Light Co.                                            7,400                    194,713
WICOR, Inc.                                                          17,800                    440,550
Williams Cos                                                          4,764                    128,330
                                                                                           -----------
                                                                                             4,393,752
                                                                                           -----------
Finance 17.6%
20th Century Industries                                                3,500                    85,094
AMBAC, Inc.                                                            8,200                   478,675
American Financial Group, Inc.                                         6,400                   222,000
Amsouth Bancorp                                                        9,225                   371,883
Associated Banc-Corp                                                   1,988                    68,027
California Federal Bancorp, Inc. (a)                                     600                    10,538
Charter One Financial, Inc.                                            8,708                   237,837
Chicago Title Corp.                                                    5,000                   210,938
Choice Hotels International, Inc. (a)                                  3,700                    45,788
City National Corp.                                                    7,600                   262,200

                                               See Notes to Financial Statements
                                       3

                      Van Kampen Small Capitalization Fund
                      Portfolio of Investments (Continued)
                                October 31, 1998
Description                                                           Shares              Market Value
Finance (Continued)
Cityscape Financial Corp. (a)                                          4,600                $       32
CMAC Investment Corp.                                                  3,300                   139,013
Concentra Managed Care, Inc. (a)                                       2,500                    26,250
Conseco, Inc.                                                          8,818                   307,528
Countrywide Credit Industries, Inc.                                    6,900                   298,856
Delta Financial Corp. (a)                                             20,000                   113,750
Donaldson Lufkin & Jenrette, Inc.                                      5,600                   188,300
Edwards (A.G.), Inc.                                                   7,650                   262,969
Enhance Financial Services Group, Inc.                                 4,000                    98,750
Everest Reinsurance Holdings, Inc.                                    12,000                   413,250
Finova Group, Inc.                                                     1,800                    86,850
First American Financial Corp.                                        14,400                   450,900
First Union Corp.                                                      4,037                   236,165
Fremont General Corp.                                                  7,050                   352,500
Frontier Insurance Group, Inc.                                         5,060                    81,909
Greenpoint Financial Corp.                                             5,400                   174,825
HCC Insurance Holdings, Inc.                                           2,300                    40,250
Home Properties of New York, Inc.                                      2,700                    72,056
Horace Mann Educators Corp.                                            3,000                    84,375
Lehman Brothers Holdings, Inc.                                         1,400                    52,063
Mercantile Bankshares Corp.                                            3,400                   109,013
Mercury General Corp.                                                  4,600                   188,888
MGIC Investment Corp. of Wisconsin                                     1,700                    66,088
Nationwide Financial Services, Inc., Class A                          10,000                   412,500
North Fork Bancorp                                                    10,947                   213,467
Orion Capital Corp.                                                    8,400                   284,025
Pacific Century Financial Corp.                                        4,600                    94,013
Paine Webber Group, Inc.                                               3,450                   114,497
PBOC Holdings, Inc. (a)                                               10,000                    95,625
Penncorp Financial Group, Inc.                                         2,300                     3,881
PMI Group, Inc.                                                          900                    45,113
Protective Life Corp.                                                 13,800                   508,875
Reliance Group Holdings, Inc.                                          2,600                    36,238
Republic New York Corp.                                                4,600                   193,775
Resource Bancshares Management Group, Inc.                             9,660                   141,278
San Juan Basin Royalty Trust                                          10,000                    60,000
Southtrust Corp.                                                       7,200                   266,400
Sovereign Bancorp, Inc.                                               26,056                   350,128
T R Financial Corp.                                                    4,600                   147,200
Transatlantic Holdings, Inc.                                           6,000                   461,625
U.S. Trust Corp.                                                       2,300                   147,200
Unitrin, Inc.                                                          2,300                   163,300
Vesta Insurance Group, Inc.                                            2,300                    19,406
                                                                                           -----------
                                                                                             9,596,106
                                                                                           -----------

                                               See Notes to Financial Statements
                                       4

                      Van Kampen Small Capitalization Fund
                      Portfolio of Investments (Continued)
                                October 31, 1998
Description                                                           Shares              Market Value
Healthcare 10.9%
Access Health, Inc. (a)                                                 3,000               $  110,063
ADAC Laboratories (a)                                                   4,600                  135,700
Agouron Pharmaceuticals, Inc. (a)                                       1,800                   69,750
Beckman Industries, Inc.                                                6,000                  279,750
Biomet, Inc. (a)                                                        4,600                  154,100
Coherent, Inc. (a)                                                      6,400                   76,800
Cooper Companies, Inc. (a)                                              3,000                   70,688
Curative Health Services, Inc. (a)                                      4,600                  125,925
Dekalb Genetics Corp., Class B                                          2,200                  200,888
Dura Pharmaceuticals, Inc. (a)                                          2,800                   33,600
ESC Medical Systems, Ltd. (a)                                           7,300                   59,769
First Health Group Corp. (a)                                            1,800                   41,175
FPA Medical Management, Inc. (a)                                       11,500                      460
Haemonetics Corp. (a)                                                   5,500                  119,969
HBO & Co.                                                               7,200                  189,900
Health Management Associates, Inc., Class A (a)                        35,775                  637,242
HCR Manor Care (a)                                                      6,800                  221,850
Healthsouth Corp. (a)                                                  12,300                  150,675
Integrated Health Services, Inc.                                        2,903                   46,448
Lincare Holdings, Inc. (a)                                             12,400                  492,900
Medicis Pharmaceutical Corp., Class A (a)                               3,700                  184,075
Minimed, Inc. (a)                                                       3,300                  181,913
Mylan Labs, Inc.                                                        5,000                  172,500
NBTY, Inc. (a)                                                         30,400                  253,650
Pacificare Health Systems, Inc., Class A (a)                               80                    5,680
Phycor, Inc. (a)                                                        2,300                   16,316
PSS World Medical, Inc. (a)                                            10,000                  222,500
Quorum Health Group, Inc. (a)                                           7,650                  106,622
Rexall Sundown, Inc. (a)                                               18,400                  328,900
Sun Healthcare Group (a)                                                5,000                   29,063
Sybron International Corp. (a)                                         11,400                  282,150
Tenet Healthcare Corp. (a)                                              4,750                  133,594
Total Renal Care Holdings, Inc. (a)                                    13,311                  325,288
Vivus, Inc. (a)                                                         7,400                   20,350
Watson Pharmaceuticals, Inc. (a)                                        8,640                  476,820
                                                                                           -----------
                                                                                             5,957,073
                                                                                           -----------

Producer Manufacturing 6.3%
ACX Technologies, Inc. (a)                                              2,800                   40,950
Aeroquip-Vickers, Inc.                                                  2,000                   62,500
American Standard Cos., Inc. (a)                                        3,400                  108,163
Ametek, Inc.                                                            2,300                   48,588
Blount International, Inc., Class A                                     3,200                   70,600
Cummins Engine Co., Inc.                                                4,100                  136,581
Eastern Environmental Services, Inc. (a)                                5,000                  138,125
Flowserve Corp.                                                         1,100                   19,800
Global Industrial Technologies, Inc. (a)                                9,900                   84,150

                                               See Notes to Financial Statements
                                       5

                      Van Kampen Small Capitalization Fund
                      Portfolio of Investments (Continued)
                                October 31, 1998
Description                                                           Shares              Market Value
Producer Manufacturing (Continued)
Harnischfeger Industries, Inc.                                          2,800               $   26,075
Harsco Corp.                                                            2,800                   91,175
IDEX Corp.                                                              9,350                  242,516
Intermet Corp.                                                          2,300                   35,794
Johnson Controls, Inc.                                                  3,700                  204,656
Kaydon Corp.                                                            4,600                  161,288
Kennametal, Inc.                                                        2,000                   41,375
Manitowoc Co., Inc.                                                     3,400                  120,275
Mastec, Inc. (a)                                                        2,100                   49,613
Mueller Industries, Inc. (a)                                            4,600                  106,950
National Service Industries, Inc.                                       2,800                  101,325
PACCAR, Inc.                                                            3,800                  166,250
Republic Industries, Inc. (a)                                           2,300                   37,950
Robbins & Myers, Inc.                                                   5,000                  117,813
Ruddick Corp.                                                           4,600                   89,125
Southdown, Inc.                                                         5,408                  296,764
Tecumseh Products Co., Class A                                          4,600                  235,750
Timken Co.                                                             10,100                  179,906
Trinity Industries, Inc.                                                8,300                  307,100
Tyco International, Ltd.                                                1,064                   66,700
U.S. Filter Corp. (a)                                                   2,721                   57,141
                                                                                           -----------
                                                                                             3,444,998
                                                                                           -----------
Raw Materials/Processing Industries 3.2%
A K Steel Holding Corp.                                               1,800                     30,600
Cytec Industries, Inc. (a)                                            2,500                     59,688
Fuller (H. B.) Co.                                                    2,300                     94,875
Goodrich (B. F.) Co.                                                  3,220                    116,524
Lyondell Petrochemical Co.                                            7,400                    123,950
Mississippi Chemical Corp.                                            1,674                     24,482
Octel Corp. (a)                                                      10,000                    142,500
Potlatch Corp.                                                          900                     33,131
Rayonier, Inc.                                                        5,100                    200,813
Terra Industries, Inc.                                               17,000                    128,563
Texas Industries, Inc.                                                2,000                     60,875
USG Corp. (a)                                                         5,100                    244,481
USX-US Steel Group, Inc.                                              4,600                    107,813
Valspar Corp.                                                         4,100                    115,056
Vulcan Materials Co.                                                  2,300                    272,694
                                                                                           -----------
                                                                                             1,756,045
                                                                                           -----------

Technology 16.5%
Adaptec, Inc. (a)                                                     4,600                     74,750
Altera Corp. (a)                                                      2,500                    102,500
Applied Magnetics Corp. (a)                                          11,500                     47,438
Ascend Communications, Inc. (a)                                       1,950                     93,234
Autodesk, Inc.                                                        3,000                     93,000

                                               See Notes to Financial Statements
                                       6

                      Van Kampen Small Capitalization Fund
                      Portfolio of Investments (Continued)
                                October 31, 1998
Description                                                           Shares              Market Value
Technology (Continued)
Avnet, Inc.                                                           2,300                 $  114,138
Avx Corp.                                                             5,300                     94,406
Aztec Technology Partners (a)                                           529                      2,976
BancTec, Inc. (a)                                                     9,200                    115,000
BMC Software, Inc. (a)                                                4,200                    201,731
Cadence Design Systems, Inc. (a)                                      2,800                     56,875
Cambridge Technology Partners (a)                                     1,800                     38,700
CIBER, Inc. (a)                                                       4,000                     80,750
Citrix Systems, Inc. (a)                                             10,800                    762,750
Comverse Technology, Inc. (a)                                         2,990                    137,166
Cymer, Inc. (a)                                                       6,000                     75,000
Data General Corp. (a)                                               13,800                    232,013
Davox Corp. (a)                                                       9,900                     80,438
Digital Microwave Corp. (a)                                          14,600                     63,875
DII Group, Inc. (a)                                                  10,000                    147,500
Discreet Logic, Inc. (a)                                              5,000                     60,313
Elsag Bailey Process Automation N.V. (a)                              6,900                    252,713
Esterline Technologies Corp. (a)                                     12,000                    237,750
Fiserv, Inc. (a)                                                      5,550                    252,525
GenRad, Inc. (a)                                                      6,400                    106,000
Harris Corp.                                                          4,600                    161,000
HMT Technology Corp. (a)                                             10,000                     85,625
Hutchinson Technology, Inc. (a)                                       6,900                    131,963
Hyperion Software Corp. (a)                                           3,135                     93,658
Iomega Corp. (a)                                                      9,200                     50,025
Jabil Circuit, Inc. (a)                                               7,400                    341,788
Legato Systems, Inc. (a)                                              8,000                    308,500
Linear Technology Corp.                                                 900                     53,100
Loral Corp. (a)                                                       2,300                     42,694
Manugistics Group, Inc. (a)                                           3,000                     43,688
Microchip Technology, Inc. (a)                                        2,300                     62,244
Micron Electronics, Inc. (a)                                          4,600                     93,438
Neomagic Corp. (a)                                                   10,000                    159,375
Networks Associates, Inc. (a)                                         3,150                    133,875
Periphonics Corp. (a)                                                13,600                    124,100
Pioneer-Standard Electronics, Inc.                                   14,000                    122,500
Plexus Corp. (a)                                                      5,000                    125,313
Project Software & Development, Inc. (a)                              4,600                     82,225
Quantum Corp. (a)                                                     8,000                    138,000
Radisys Corp. (a)                                                     4,600                     85,675
Rational Software Corp. (a)                                           2,800                     61,775
Recoton Corp. (a)                                                    11,100                    249,750
Remedy Corp. (a)                                                      8,300                     72,625
Sanmina Corp. (a)                                                     7,400                    314,038
Saville Systems PLC,  Class A (a)                                     3,000                     50,250
SCI Systems, Inc. (a)                                                 9,200                    363,400
Solectron Corp. (a)                                                   3,700                    213,213

                                               See Notes to Financial Statements
                                       7

                      Van Kampen Small Capitalization Fund
                      Portfolio of Investments (Continued)
                                October 31, 1998
Description                                                           Shares              Market Value
Technology (Continued)
Storage Technology Corp. (a)                                         19,200                 $  633,600
Sundstrand Corp.                                                      3,200                    150,800
Symbol Technologies, Inc.                                             1,575                     69,891
Systems & Computer Technology Corp. (a)                              16,000                    231,000
Tekelec (a)                                                          18,000                    315,000
Unitrode Corp. (a)                                                   10,800                    136,350
Visio Corp. (a)                                                       3,000                     82,313
Western Digital Corp. (a)                                             9,600                     97,800
Wyman-Gordan Co. (a)                                                  2,300                     33,350
                                                                                           -----------
                                                                                             9,037,482
                                                                                           -----------

Transportation 1.6%
Continental Airlines, Inc., Class B (a)                                    2,300                91,138
Expeditors International of Washington, Inc.                               4,600               155,538
Halter Marine Group, Inc. (a)                                              9,296                80,178
Seacor Holdings, Inc. (a)                                                  3,700               176,213
UAL Corp. (a)                                                              1,400                90,825
U.S. Airways, Inc. (a)                                                     2,600               145,438
USFreightways Corp.                                                        4,600               115,000
                                                                                           -----------
                                                                                               854,330
                                                                                           -----------

Utilities 7.5%
Boston Edison Co.                                                          9,700               386,788
CalEnergy, Inc. (a)                                                        5,000               138,750
Central Hudson Gas & Electric Corp.                                        9,000               365,625
Century Telephone Enterprises, Inc.                                          750                41,344
Cincinnati Bell, Inc.                                                      5,100               128,138
Commonwealth Energy System Cos                                             2,300                85,346
DQE, Inc.                                                                  5,500               216,219
Energy East Corp.                                                          8,800               431,750
FirstEnergy Corp.                                                          9,227               276,810
Kansas City Power & Light Co.                                              3,700               105,913
LG & E Energy Corp.                                                        4,600               121,613
MDU Resources Group, Inc.                                                  4,500               118,125
MidAmerican Energy Holdings Co.                                            6,900               178,969
New Century Energies, Inc.                                                 3,700               178,756
NIPSCO Industries, Inc.                                                    3,600               108,225
Pacific Gas & Electric Co.                                                 1,524                46,768
Pinnacle West Capital Corp.                                                4,600               202,400
Public Service Co. of New Mexico                                          15,200               343,900
Sierra Pacific Resources                                                   2,300                83,950
United Illuminating Co.                                                    2,900               142,100
UtiliCorp United, Inc.                                                     3,000               107,813
Western Resources, Inc.                                                    9,200               320,850
                                                                                           -----------
                                                                                             4,130,152
                                                                                           -----------

                                               See Notes to Financial Statements
                                       8

                      Van Kampen Small Capitalization Fund
                      Portfolio of Investments (Continued)
                                October 31, 1998
Description                                                                               Market Value
Total Long-Term Investments 94.9%
   (Cost $41,502,271)                                                                     $ 51,892,122

Repurchase Agreement 5.1%
BancAmerica ($2,770,000 par, collateralized by U.S. Government obligations in a pooled cash account, dated 10/30/98, to be sold on
11/02/98 at $2,771,293) (Cost $2,770,000)                                                    2,770,000
                                                                                           -----------

Total Investments 100.0%
   (Cost $44,272,271)                                                                       54,662,122
                                                                                           -----------

Liabilities in Excess of Other Assets 0.0%                                                     (13,515)
Net Assets 100.0%                                                                          $54,648,607
                                                                                           ===========


(a) Non-income producing security as this stock currently does not declare dividends.

                                               See Notes to Financial Statements
                                       9

                      Van Kampen Small Capitalization Fund

                      Statement of Assets and Liabilities
                                October 31, 1998
ASSETS:
         Total Investments (Cost $44,272,271)                        $54,662,122
         Cash                                                              1,897
         Dividends Receivable                                             51,193
         Other                                                             1,859
                                                                     -----------
         Total Assets                                                 54,717,071
                                                                     -----------

LIABILITIES:

         Payables
         Shareholder Reports                                              10,594
         Affiliates                                                        5,110
         Trustees' Deferred Compensation and Retirement Plans             39,675
         Accrued Expenses                                                 13,085
                                                                     -----------
         Total Liabilities                                                68,464
                                                                     -----------
NET ASSETS                                                           $54,648,607
                                                                     ===========
NET ASSETS CONSIST OF:
         Capital                                                     $39,712,475
         Net Unrealized Appreciation                                  10,439,064
         Accumulated Net Realized Gain                                 3,991,620
         Accumulated Undistributed Net Investment Income                 505,448
                                                                     -----------
NET ASSETS                                                           $54,648,607
                                                                     ===========
Net Asset Value, Offering Price and Redemption Price Per Share
(Based on net assets of $54,648,607 and 5,487,382 shares of
beneficial interest issued and outstanding)                          $      9.96
                                                                     ===========

                                               See Notes to Financial Statements

                      Van Kampen Small Capitalization Fund

                            Statement of Operations
                      For the Year Ended October 31, 1998
INVESTMENT INCOME:
         Dividends                                                  $   726,779
         Interest                                                        59,655
                                                                    -----------

         Total Income                                                   786,434
                                                                    -----------

EXPENSES:
         Accounting Services                                             34,837
         Trustees' Fees and Expenses                                     16,608
         Shareholder Services                                            14,582
         Amortization of Organizational Costs                            14,427
         Shareholder Reports                                             11,600
         Custody                                                          4,085
         Legal                                                            2,925
         Other                                                           20,270
                                                                    -----------

         Total Expenses                                                 119,334
                                                                    -----------

NET INVESTMENT INCOME                                               $   667,100
                                                                    ===========

REALIZED AND UNREALIZED GAIN/LOSS:
         Net Realized Gain                                          $ 4,065,066
                                                                    -----------

         Unrealized Appreciation/Depreciation:
         Beginning of the Period                                     18,532,862
         End of the Period                                           10,439,064
                                                                    -----------

         Net Unrealized Depreciation During the Period               (8,093,798)
                                                                    -----------

NET REALIZED AND UNREALIZED LOSS                                    $(4,028,732)
                                                                    ===========

NET DECREASE IN NET ASSETS FROM OPERATIONS                          $(3,361,632)
                                                                    ===========

                                               See Notes to Financial Statements

                      Van Kampen Small Capitalization Fund

                       Statement of Changes in Net Assets
                 For the Years Ended October 31, 1998 and 1997
                                                                                         Year Ended           Year Ended
                                                                                   October 31, 1998     October 31, 1997
FROM INVESTMENT ACTIVITIES:

         Operations:
         Net Investment Income                                                        $     667,100        $   2,120,328
         Net Realized Gain                                                                4,065,066           59,842,669
         Net Unrealized Depreciation During the Period                                   (8,093,798)         (14,406,399)
                                                                                      -------------        -------------

         Change in Net Assets from Operations                                            (3,361,632)          47,556,598
                                                                                      -------------        -------------

         Distributions from:
         Net Investment Income                                                             (971,179)          (2,779,489)
         Net Realized Gain                                                              (20,161,961)         (11,913,960)
                                                                                      -------------        -------------

         Total Distributions                                                            (21,133,140)         (14,693,449)
                                                                                      -------------        -------------

         NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES                            (24,494,772)          32,863,149
                                                                                      -------------        -------------

FROM CAPITAL TRANSACTIONS:

         Proceeds from Shares Sold                                                              -0-           30,000,000
         Net Asset Value of Shares Issued Through Dividend Reinvestment                  21,133,140           14,693,449
         Cost of Shares Repurchased                                                             -0-         (213,753,951)
                                                                                      -------------        -------------

         NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS                              21,133,140         (169,060,502)
                                                                                      -------------        -------------

TOTAL DECREASE IN NET ASSETS                                                             (3,361,632)        (136,197,353)

NET ASSETS:
         Beginning of the Period                                                         58,010,239          194,207,592
                                                                                      -------------        -------------

         End of the Period (Including accumulated undistributed net investment
         income of $505,448 and $856,317, respectively)                               $  54,648,607        $  58,010,239
                                                                                      =============        =============

                                               See Notes to Financial Statements

                      Van Kampen Small Capitalization Fund

                              Financial Highlights
 The following schedule presents financial highlights for one share of the Fund outstanding throughout the periods indicated.
                                                                                                              November 23, 1993
                                                                                                                  (Commencement
                                                                                                                  of Investment
                                                                        Year Ended October 31,                   Operations) to
                                                               1998         1997        1996     1995 (a)   October 31, 1994 (a)
Net Asset Value, Beginning of the Period                  $  16.695   $   13.807  $    12.17   $    9.82              $   10.00
                                                          ---------   ----------  ----------   ---------              ---------
         Net Investment Income                                0.134        0.546       0.197        0.17                   0.21
         Net Realized and Unrealized Gain/Loss               (0.788)       3.468       1.968        2.26                  (0.37)
                                                          ---------   ----------  ----------   ---------              ---------

Total from Investment Operations                             (0.654)       4.014       2.165        2.43                  (0.16)
                                                          ---------   ----------  ----------   ---------              ---------

Less:
         Distributions from Net Investment Income             0.280        0.213       0.133        0.08                   0.02
         Distributions from Net Realized Gain                 5.802        0.913       0.395        0.00                   0.00
                                                          ---------   ----------  ----------   ---------              ---------

Total Distributions                                           6.082        1.126       0.528        0.08                   0.02
                                                          ---------   ----------  ----------   ---------              ---------

Net Asset Value, End of the Period                        $   9.959   $   16.695  $   13.807  $    12.17              $    9.82
                                                          =========   ==========  ==========  ==========              =========


Total Return                                                 (5.81%)      31.34%      18.50%       25.00%                  1.80%*

Net Assets at End of the Period (In millions)             $  54.6     $   58.0    $  194.2    $    200.3              $    20.7

Ratio of Expenses to Average Net Assets (b)                   0.20%        0.11%       0.10%        0.08%                  0.30%

Ratio of Net Investment Income to Average Net Assets (b)      1.11%        1.34%       1.45%        1.59%                  1.99%

Portfolio Turnover                                              14%          47%         75%          85%                    34%*

(a) Based on average shares outstanding.

(b) For the period ended October 31, 1994 and the years ended October 31, 1995 through 1997, the impact on the Ratios of Expenses to Average Net Assets and Net Investment Income to Average Net Assets due to Van Kampen's reimbursement of certain expenses was less than 0.01%.

* Non-Annualized

                      Van Kampen Small Capitalization Fund
                         Notes to Financial Statements
                                October 31, 1998

1. Significant Accounting Policies
The Van Kampen Small Capitalization Fund, formerly known as the Van Kampen American Capital Small Capitalization Fund, (the "Fund) is organized as a Delaware business trust, and is registered as a diversified open-end management investment company under the investment Company Act of 1940, as amended. The Fund's investment objective is to approximate the performance of the small capitalization sector of the equities market by investing primarily in common stocks of small capitalization companies. The Fund commenced investment operations on November 23, 1993.
      The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. Security Valuation - Investments listed or traded on a national securities exchange are stated at value using market quotations as of 2:00PM Eastern Standard Time. Unlisted and listed securities for which the last sale price at 2:00PM Eastern Standard Time is not available are valued at the last reported bid price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost.

B. Security Transactions - Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.
         The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specific price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management Inc. (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Fund.


C. Investment Income - Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

D. Organizational Costs - The Fund reimbursed Van Kampen Funds Inc. or its affiliates ("collectively Van Kampen") for costs incurred in connection with the Fund's organization in the amount of $62,000. These costs were amortized on a straight line basis over the 60 month period ended October, 1998.

E. Federal Income Taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and gains to its shareholders. Therefore, no provision for federal income taxes is required.
     At October 31, 1998, for federal income tax purposes cost of long- and short-term investments is $44,272,271, the aggregate gross unrealized appreciation is $16,971,614 and the aggregate gross unrealized depreciation is $6,581,763, resulting in net unrealized appreciation on long- and short-term investments of $10,389,851.
     Net realized gains or losses may differ for financial and tax reporting purposes as a result of the deferral of losses for tax purposes resulting from wash sales.

F. Distribution of Income and Gains - The Fund declares and pays dividends annually from net investment income and net realized gains on securities, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.
     During the period, the Fund declared and paid a 28% rate gain distribution of $8,765,507 and a 20% rate gain distribution of $7,939,124. In January, 1999, the Fund will provide tax information to shareholders for the 1998 calendar year.

     Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the 1998 fiscal year have been identified and appropriately reclassified. Permanent book and tax basis differences relating to partnership interest of ($66,138) were reclassified between accumulated undistributed net investment income and accumulated net realized gain. Additionally, permanent differences relating to partnership interest of ($19,348) were reclassified from capital to accumulated net investment income and ($63,963) was reclassified from accumulated net realized gain to capital.

                      Van Kampen Small Capitalization Fund
                   Notes to Financial Statements (Continued)
                                October 31, 1998

2. Investment Advisory Agreement and Other Transactions with Affiliates
The Adviser serves as the investment manager of the Fund, but receives no compensation for its investment management services.
     For the year ended October 31, 1998, the Fund recognized expenses of approximately $2,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom (Illinois), counsel to the Fund, of which a trustee of the Fund is an affiliated person.
     For the year ended October 31, 1998, the Fund recognized expenses of approximately $34,800, representing Van Kampen's cost of providing accounting services to the Fund. These services are provided by Van Kampen at cost.
     Van Kampen Investor Services Inc., an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the year ended October 31, 1998, the Fund recognized expenses of approximately $14,600. Beginning in 1998, the transfer agency fees are determined through negotiations with the Fund's Board of Trustees and are based on competitive benchmarks.
     Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.
     The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.
     At October 31, 1998, the Fund was 100% owned by the Van Kampen Pace
Fund, which is an investment company advised by the Adviser.

3. Capital Transactions
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $.01 per share. Fund shares are only available for purchase by Funds for which Van Kampen serves as investment adviser.

     At October 31, 1998 and October 31, 1997, capital aggregated $39,712,475 and $18,534,720, respectively. Transactions in common shares were as follows:

                                                      Year Ended     Year Ended
                                                     October 31,    October 31,
                                                            1998           1997
                                                       ---------    -----------
Beginning Shares                                       3,474,702     14,065,878
                                                       ---------    -----------
Shares Sold                                                  -0-      2,090,026
Shares Issued Through Dividend Reinvestment            2,012,680      1,123,352
Shares Redeemed                                              -0-    (13,804,554)
                                                       ---------    -----------
Net Increase/Decrease in Shares Outstanding            2,012,680    (10,591,176)
                                                       ---------    -----------
Ending Shares                                          5,487,382      3,474,702
                                                       =========    ===========

4. Investment Transactions
During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $8,317,642 and $9,724,138, respectively.

5. Year 2000 Compliance (Unaudited)
Van Kampen utilizes a number of computer programs across its entire operation relying on both internal software systems as well as external software systems provided by third parties. In 1996 Van Kampen initiated a CountDown 2000 Project to review both the internal systems and external vendor connections. The goal of this project is to position its business to continue unaffected as a result of the century change. At this time, there can be no assurance that the steps taken will be sufficient to avoid any adverse impact to the Fund, but Van Kampen does not anticipate that the move to Year 2000 will have a material impact on its ability to continue to provide the Fund with service at current levels. In addition, it is possible that the securities markets in which the Fund invests may be detrimentally affected by computer failures throughout the financial services industry beginning January 1, 2000. Improperly functioning trading systems may result in settlement problems and liquidity issues.

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Trustees of Van Kampen Small Capitalization Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Van Kampen Small Capitalization Fund (the "Fund") at October 31, 1998 and the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Chicago, Illinois
December 4, 1998

                                   Van Kampen
                           Small Capitalization Fund

Board of Trustees
J. Miles Branagan
Richard M. DeMartini*
Linda Hutton Heagy
R. Craig Kennedy
Jack E. Nelson
Don G. Powell*
Philip B. Rooney
Fernando Sisto
Wayne W. Whalen* - Chairman
Paul G. Yovovich

Officers

Dennis J. McDonnell*
    President

Ronald A. Nyberg*
    Vice President and Secretary

John L. Sullivan*
    Vice President, Treasurer and Chief Financial Officer

Curtis W. Morell*
    Vice President and Chief Accounting Officer

Tanya M. Loden*
    Controller

Peter W. Hegel*
Paul R. Wolkenberg*
Edward C. Wood, III*
    Vice Presidents

Investment Adviser
Van Kampen
Asset Management Inc.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181

Distributor

Van Kampen Funds Inc.
1 Parkview Plaza
P.O. Box 5555
Oakbrook Terrace, Illinois 60181

Shareholder Servicing Agent

Van Kampen Investor
Services Inc.
P.O. Box  418256
Kansas City, Missouri 64141-9256

Custodian

State Street Bank and Trust Company
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02105

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom (Illinois)
333 West Wacker Drive
Chicago, Illinois 60606

Independent Accountants

PricewaterhouseCoopers LLP
200 E. Randolph
Chicago, Illinois 60601

*"Interested" persons of the Fund as defined in the Investment
Company Act of 1940